Business Acquisition - Schedule of Business Acquisition by Acquisition (Details) - USD ($) $ in Thousands		3 Months Ended
	Feb. 08, 2022	Mar. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Cash paid through closing		$ 32,300
Fair value of contingent earnout consideration		200	$ 0
Total purchase price	$ 32,300	$ 32,500